                         LOGO    787 Seventh Avenue
                                 New York, NY 10019-6099
                                 Tel: 212 728 8000
                                 Fax: 212 728 8111

November 29, 2012

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:Sanford C. Bernstein Fund, Inc.
   File Nos. 33-21844 and 811-05555
   --------------------------------

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund, Inc. (the "Registrant"), we hereby transmit for filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 56 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") with respect to the International Portfolio and Tax-Managed International Portfolio (each a "Portfolio," and collectively, the "Portfolios").

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to each Portfolio's investment strategies, as noted in a Supplement to each Portfolio's Prospectus that filed on October 25, 2012.

On or around January 31, 2013, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Portfolios' financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8510.

Sincerely,

/s/ Anthony Geron
-------------------------
Anthony Geron

Enclosures

cc:Nancy E. Hay, AllianceBernstein L.P.
   Margery K. Neale, Willkie Farr & Gallagher LLP

        NEW YORK WASHINGTON PARIS LONDON MILAN ROME FRANKFURT BRUSSELS in alliance with Dickson Minto W.S., London and Edinburgh